UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22564

GMO Series Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA 02110

(Address of principal executive offices) (Zip Code)

Sheppard N. Burnett, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/21

Date of reporting period: 08/31/20

Item 1. Reports to Stockholders.

The semi-annual reports for each series of the registrant for the period ended August 31, 2020 are filed herewith.

GMO Series Trust

Semiannual Report

August 31, 2020

Benchmark-Free Allocation Series Fund

Climate Change Series Fund

Emerging Domestic Opportunities Series Fund

Emerging Markets Series Fund

Global Asset Allocation Series Fund

International Developed Equity Allocation Series Fund

International Equity Allocation Series Fund

Quality Series Fund

Resources Series Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, GMO expects that paper copies of each Fund’s annual and semiannual reports to shareholders will no longer be sent by mail, unless you specifically request paper copies of the reports by writing or calling GMO Shareholder Services at the address below or by contacting your financial intermediary, such as a broker or agent. Instead, reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting GMO Shareholder Services or if you own your shares through a financial intermediary, you may contact your financial intermediary.

Beginning January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with the Fund, you can contact GMO Shareholder Services at the address or phone number below. Your election to receive reports in paper will apply to all Funds held directly with the Trust.

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, Massachusetts 02110

1-617-346-7646 (collect)

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT, which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Series Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Series Trust prospectus can be obtained at www.gmo.com. The GMO Series Trust Statement of Additional Information includes additional information about the Trustees of GMO Series Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk, management and operational risk, non-U.S. investment risk, smaller company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Benchmark-Free Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	65.8%
Debt Obligations	26.8
Short-Term Investments	4.3
Preferred Stocks	1.5
Investment Funds	1.3
Mutual Funds	0.4
Swap Contracts	0.2
Loan Participations	0.0	^
Rights/Warrants	0.0	^
Loan Assignments	0.0	^
Purchased Options	0.0	^
Written/Credit Linked Options	(0.0	)^
Forward Currency Contracts	(0.3)
Futures Contracts	(2.0)
Securities Sold Short	(4.2)
Other	6.2

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Investments
Other Emerging	3.5	%†
Canada	3.4
United States	2.3
Other Developed	(0.8	)‡
Euro Region	(4.7	)#

	3.7%

Country/Region Summary¤	Equity Investments as a % of Investments
China	11.9%
United States	11.5
Japan	5.7
Other Developed	5.5	‡
Taiwan	4.7
Other Emerging	4.4	†
United Kingdom	4.0
Russia	3.8
South Korea	3.1
France	1.7
South Africa	1.3
Netherlands	1.3
India	1.3
Spain	1.3
Germany	1.2
Italy	1.1
Canada	1.0

	64.8%

&

The table incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “underlying funds”), if any. Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments held directly by the Institutional Fund and indirectly through the underlying funds, if any. The table excludes short-term investments, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options, if any. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
^	Rounds to 0.0%.

GMO Benchmark-Free Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.1%

	Affiliated Issuers — 99.1%
19,515,274	GMO Benchmark-Free Allocation Fund, Class III	488,857,616

	TOTAL MUTUAL FUNDS (Cost $517,086,605)	488,857,616

	TOTAL INVESTMENTS — 99.1% (Cost $517,086,605)	488,857,616
	Other Assets and Liabilities (net) — 0.9%	4,372,980

	TOTAL NET ASSETS — 100.0%	$493,230,596

See accompanying notes to the financial statements.

GMO Climate Change Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	92.2%
Mutual Funds	4.0
Preferred Stocks	3.0
Short-Term Investments	0.5
Other	0.3

100.0%

Country/Region Summary¤	% of Investments
United States	31.0%
France	9.0
Japan	9.0
Canada	7.7
China	4.9
Russia	4.6
Italy	4.5
United Kingdom	3.3
Chile	3.0
Other Emerging	3.0 †
Germany	2.7
Spain	2.7
Mexico	2.4
Other Developed	2.0 ‡
Norway	1.7
Portugal	1.7
Finland	1.5
Brazil	1.5
Switzerland	1.4
Denmark	1.2
Australia	1.2

100.0%

Industry Group Summary	% of Equity Investments#
Clean Energy	39.8%
Energy Efficiency	23.1
Agriculture	14.0
Electric Grid	9.1
Water	7.5
Copper	6.5

100.0%

&

The table incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “underlying funds”), if any. Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments held directly by the Institutional Fund and indirectly through the underlying funds, if any. The table excludes short-term investments, if any. The table excludes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments refers to those held directly by the Institutional Fund. These may consist of common stocks and other stock related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments of the Institutional Fund.

GMO Climate Change Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.5%

	Affiliated Issuers — 99.5%
578,092	GMO Climate Change Fund, Class III	14,533,227

	TOTAL MUTUAL FUNDS (Cost $12,603,921)	14,533,227

	TOTAL INVESTMENTS — 99.5% (Cost $12,603,921)	14,533,227
	Other Assets and Liabilities (net) — 0.5%	72,113

	TOTAL NET ASSETS — 100.0%	$14,605,340

See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	79.1%
Investment Funds	13.9
Mutual Funds	2.0
Short-Term Investments	1.7
Preferred Stocks	0.8
Futures Contracts	0.2
Forward Currency Contracts	(0.1)
Swap Contracts	(0.1)
Other	2.5

100.0%

Country/Region Summary¤	% of Investments
China	41.1%
United States	17.4 *
Taiwan	13.8
South Korea	7.7
India	6.3
Russia	5.9
Brazil	2.6
Switzerland	2.3
Philippines	0.6
Mexico	0.5
Thailand	0.5
Japan	0.3
Indonesia	0.3
Panama	0.2
France	0.2
Singapore	0.2
Vietnam	0.1

100.0%

Industry Group Summary	% of Equity Investments#
Retailing	18.0%
Media & Entertainment	17.4
Technology Hardware & Equipment	12.5
Semiconductors & Semiconductor Equipment	11.4
Food, Beverage & Tobacco	6.3
Banks	5.5
Consumer Services	3.5
Consumer Durables & Apparel	3.4
Food & Staples Retailing	2.9
Materials	2.7
Diversified Financials	2.5
Telecommunication Services	2.0
Capital Goods	2.0
Energy	1.7
Insurance	1.5
Pharmaceuticals, Biotechnology & Life Sciences	1.5
Transportation	1.4
Automobiles & Components	0.9
Health Care Equipment & Services	0.8
Real Estate	0.6
Software & Services	0.6
Household & Personal Products	0.6
Utilities	0.3

100.0%

&

The table incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “underlying funds”), if any. Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments held directly by the Institutional Fund and indirectly through the underlying funds, if any. The table excludes short-term investments, if any. The table excludes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.
#

Equity investments refers to those held directly by the Institutional Fund. These may consist of common stocks and other stock related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments of the Institutional Fund.

GMO Emerging Domestic Opportunities Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.0%

	Affiliated Issuers — 99.0%
489,722	GMO Emerging Domestic Opportunities Fund, Class III	11,723,950

	TOTAL MUTUAL FUNDS (Cost $10,157,903)	11,723,950

	TOTAL INVESTMENTS — 99.0% (Cost $10,157,903)	11,723,950
	Other Assets and Liabilities (net) — 1.0%	120,248

	TOTAL NET ASSETS — 100.0%	$11,844,198

See accompanying notes to the financial statements.

GMO Emerging Markets Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	88.7%
Preferred Stocks	4.2
Investment Funds	2.1
Short-Term Investments	1.4
Debt Obligations	0.6
Futures Contracts	0.5
Swaps Contracts	0.0	^
Other	2.5

	100.0%

Country/Region Summary¤	% of Investments
China	38.5%
Taiwan	17.7
Russia	15.9
United States	8.3	*
South Africa	3.9
South Korea	3.7
Mexico	2.3
Indonesia	2.3
Poland	1.4
India	1.2
Turkey	1.1
United Kingdom	0.7	*
Thailand	0.7
Kuwait	0.5
Qatar	0.4
Pakistan	0.4
Philippines	0.3
Vietnam	0.1
Brazil	0.1
United Arab Emirates	0.1
Argentina	0.1
Malaysia	0.1
Colombia	0.1
Czech Republic	0.1
Chile	0.0	^
Sri Lanka	0.0	^
Saudi Arabia	0.0	^

	100.0%

Industry Group Summary	% of Equity Investments#
Banks	17.0%
Technology Hardware & Equipment	12.1
Materials	10.8
Energy	10.4
Retailing	8.7
Real Estate	7.8
Semiconductors & Semiconductor Equipment	7.0
Insurance	4.3
Media & Entertainment	3.9
Automobiles & Components	3.3
Capital Goods	3.0
Diversified Financials	2.5
Consumer Durables & Apparel	2.3
Utilities	1.8
Food, Beverage & Tobacco	1.3
Household & Personal Products	1.1
Telecommunication Services	0.7
Transportation	0.7
Pharmaceuticals, Biotechnology & Life Sciences	0.5
Food & Staples Retailing	0.4
Software & Services	0.1
Commercial & Professional Services	0.1
Consumer Services	0.1
Health Care Equipment & Services	0.1

100.0%

&

The table incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “underlying funds”), if any. Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments held directly by the Institutional Fund and indirectly through the underlying funds, if any. The table excludes short-term investments, if any. The table excludes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.
#

Equity investments refers to those held directly by the Institutional Fund. These may consist of common stocks and other stock related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments of the Institutional Fund.

^	Rounds to 0.0%.

GMO Emerging Markets Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.3%

	Affiliated Issuers — 99.3%
1,036,433	GMO Emerging Markets Fund, Class III	33,456,046

	TOTAL MUTUAL FUNDS (Cost $33,037,099)	33,456,046

	TOTAL INVESTMENTS — 99.3% (Cost $33,037,099)	33,456,046
	Other Assets and Liabilities (net) — 0.7%	241,300

	TOTAL NET ASSETS — 100.0%	$33,697,346

See accompanying notes to the financial statements.

GMO Global Asset Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	58.6%
Debt Obligations	25.3
Short-Term Investments	10.2
Mutual Funds	3.5
Investment Funds	3.2
Preferred Stocks	1.0
Swap Contracts	0.2
Loan Participations	0.0	^
Loan Assignments	0.0	^
Rights/Warrants	0.0	^
Purchased Options	0.0	^
Forward Currency Contracts	0.0	^
Written/Credit Linked Options	0.0	^
Futures Contracts	(0.4)
Securities Sold Short	(2.2)
Other	0.6

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Investments
United States	13.2%
Other Emerging	4.3	†
Canada	4.1
Other Developed	(0.1	)‡
Euro Region	(6.9	)#

	14.6%

Country/Region Summary¤	Equity Investments as a % of Investments
United States	18.5%
China	7.6
Japan	4.7
United Kingdom	4.6
Other Developed	4.5	‡
Other Emerging	4.4	†
Taiwan	3.8
Russia	3.5
France	2.1
Netherlands	1.6
Spain	1.5
Switzerland	1.5
Germany	1.4
Singapore	1.1
Italy	1.1

	61.9%

&

The table incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “underlying funds”), if any. Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments held directly by the Institutional Fund and indirectly through the underlying funds, if any. The table excludes short-term investments, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options, if any. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
^	Rounds to 0.0%.

GMO Global Asset Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.6%

	Affiliated Issuers — 99.6%
4,966,907	GMO Global Asset Allocation Fund, Class III	161,672,839

	TOTAL MUTUAL FUNDS (Cost $164,492,223)	161,672,839

	TOTAL INVESTMENTS — 99.6% (Cost $164,492,223)	161,672,839
	Other Assets and Liabilities (net) — 0.4%	718,379

	TOTAL NET ASSETS — 100.0%	$162,391,218

See accompanying notes to the financial statements.

GMO International Developed Equity Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.2%
Short-Term Investments	1.7
Preferred Stocks	0.7
Investment Funds	0.2
Futures Contracts	0.1
Debt Obligations	0.1
Swap Contracts	0.0 ^
Other	1.0

100.0%

Country/Region Summary¤	% of Investments
Japan	18.8%
United Kingdom	15.9
France	7.7
Netherlands	6.7
Switzerland	5.9
Spain	5.6
Germany	4.9
China	4.1
Australia	3.9
Italy	3.9
Singapore	3.8
Sweden	3.5
Portugal	2.9
Norway	2.4
Other Emerging	2.4 †
Hong Kong	2.0
Taiwan	1.9
Russia	1.6
Belgium	1.1
Other Developed	1.0 ‡

100.0%

&

The table incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “underlying funds”), if any. Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments held directly by the Institutional Fund and indirectly through the underlying funds, if any. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

GMO International Developed Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.4%

	Affiliated Issuers — 99.4%
697,419	GMO International Developed Equity Allocation Fund, Class III	10,551,950

	TOTAL MUTUAL FUNDS (Cost $10,345,826)	10,551,950

	TOTAL INVESTMENTS — 99.4% (Cost $10,345,826)	10,551,950
	Other Assets and Liabilities (net) — 0.6%	63,197

	TOTAL NET ASSETS — 100.0%	$10,615,147

See accompanying notes to the financial statements.

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	94.3%
Preferred Stocks	1.9
Short-Term Investments	1.6
Investment Funds	0.8
Debt Obligations	0.3
Futures Contracts	0.2
Swap Contracts	0.0 ^
Other	0.9

100.0%

Country/Region Summary¤	% of Investments
China	15.6%
Japan	12.7
United Kingdom	11.0
Taiwan	7.5
Russia	6.3
France	5.2
Other Emerging	4.7 †
Netherlands	4.5
Switzerland	4.0
Spain	3.8
Germany	3.3
Singapore	2.8
Australia	2.6
Italy	2.6
Sweden	2.4
Portugal	2.0
Korea	1.8
South Africa	1.7
Norway	1.6
Hong Kong	1.4
India	1.1
Other Developed	1.4 ‡

100.0%

&

The table incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “underlying funds”), if any. Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments held directly by the Institutional Fund and indirectly through the underlying funds, if any. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%
391,193	GMO International Equity Allocation Fund, Class III	11,192,031

	TOTAL MUTUAL FUNDS (Cost $12,990,997)	11,192,031

	TOTAL INVESTMENTS — 99.9% (Cost $12,990,997)	11,192,031
	Other Assets and Liabilities (net) — 0.1%	7,711

	TOTAL NET ASSETS — 100.0%	$11,199,742

See accompanying notes to the financial statements.

GMO Quality Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.0%
Short-Term Investments	0.6
Debt Obligations	0.6
Mutual Funds	0.2
Other	0.6

100.0%

Country/Region Summary¤	% of Investments
United States	84.3%
United Kingdom	4.1
Switzerland	3.7
Germany	3.6
Taiwan	2.8
Other Developed	1.5 ‡

100.0%

Industry Group Summary	% of Equity Investments#
Software & Services	18.3%
Health Care Equipment & Services	14.1
Pharmaceuticals, Biotechnology & Life Sciences	10.2
Technology Hardware & Equipment	10.1
Media & Entertainment	8.0
Semiconductors & Semiconductor Equipment	7.5
Capital Goods	6.4
Food, Beverage & Tobacco	6.4
Banks	4.9
Diversified Financials	3.6
Consumer Services	2.8
Household & Personal Products	2.6
Retailing	2.5
Consumer Durables & Apparel	1.7
Transportation	0.9

100.0%

&

The table incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “underlying funds”), if any. Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments held directly by the Institutional Fund and indirectly through the underlying funds, if any. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments refers to those held directly by the Institutional Fund. These may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments of the Institutional Fund.

GMO Quality Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.5%

	Affiliated Issuers — 99.5%
9,232,791	GMO Quality Fund, Class III	237,375,052

	TOTAL MUTUAL FUNDS (Cost $211,370,787)	237,375,052

	TOTAL INVESTMENTS — 99.5% (Cost $211,370,787)	237,375,052
	Other Assets and Liabilities (net) — 0.5%	1,302,514

	TOTAL NET ASSETS — 100.0%	$238,677,566

See accompanying notes to the financial statements.

GMO Resources Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	85.3%
Preferred Stocks	9.9
Debt Obligations	3.4
Short-Term Investments	0.3
Rights/Warrants	0.0 ^
Other	1.1

100.0%

Country/Region Summary¤	% of Investments
United States	17.8%
Russia	14.5
United Kingdom	13.4
Brazil	6.4
Canada	6.1
Australia	4.9
Other Emerging	4.7 †
China	3.5
Japan	3.3
France	3.3
Mexico	3.1
Chile	3.1
Norway	2.9
India	2.8
Israel	2.0
Thailand	1.7
Other Developed	1.3 ‡
Finland	1.1
Spain	1.1
Argentina	1.0
Austria	1.0
Sweden	1.0

100.0%

Industry Group Summary	% of Equity Investments#
Energy	43.9%
Industrial Metals	39.7
Agriculture	13.3
Water	3.1

100.0%

&

The table incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “underlying funds”), if any. Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments held directly by the Institutional Fund and indirectly through the underlying funds, if any. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments refers to those held directly by the Institutional Fund. These may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments of the Institutional Fund.

^	Rounds to 0.0%.

GMO Resources Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.3%

	Affiliated Issuers — 99.3%
11,171,274	GMO Resources Fund, Class III	220,856,090

	TOTAL MUTUAL FUNDS (Cost $211,567,441)	220,856,090

	TOTAL INVESTMENTS — 99.3% (Cost $211,567,441)	220,856,090
	Other Assets and Liabilities (net) — 0.7%	1,585,766

	TOTAL NET ASSETS — 100.0%	$222,441,856

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Assets and Liabilities — August 31, 2020 (Unaudited)

	Benchmark- Free Allocation Series Fund	Climate Change Series Fund	Emerging Domestic Opportunities Series Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$488,857,616	$14,533,227	$11,723,950

Cash	5,372,843	74,660	132,031

Receivable for Fund shares sold	349,326	—	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	33,821	1,295	980

Total assets	494,613,606	14,609,182	11,856,961

Liabilities:

Payable for Fund shares repurchased	1,327,162	—	—

Payable to affiliate for (Note 5):

Administration fee	55,206	2,405	1,960

Accrued expenses	642	1,437	10,803

Total liabilities	1,383,010	3,842	12,763

Net assets	$493,230,596	$14,605,340	$11,844,198

Net assets consist of:

Paid-in capital	$532,631,380	$12,462,298	$10,293,507

Distributable earnings (accumulated loss)	(39,400,784)	2,143,042	1,550,691

	$493,230,596	$14,605,340	$11,844,198

Net assets attributable to:

Class PS	$251,965,912	$14,605,340	$11,844,198

Class R6	$241,264,684	$—	$—

Shares outstanding:

Class PS	25,825,118	1,225,572	1,075,916

Class R6	24,706,602	—	—

Net asset value per share:

Class PS	$9.76	$11.92	$11.01

Class R6	$9.77	$—	$—

(a) Cost of investments — affiliated issuers:	$517,086,605	$12,603,921	$10,157,903

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Assets and Liabilities — August 31, 2020 (Unaudited) — (Continued)

	Emerging Markets Series Fund	Global Asset Allocation Series Fund	International Developed Equity Allocation Series Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$33,456,046	$161,672,839	$10,551,950

Cash	261,846	901,031	62,574

Receivable for Fund shares sold	—	177	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	3,558	17,637	1,655

Total assets	33,721,450	162,591,684	10,616,179

Liabilities:

Payable for Fund shares repurchased	19,363	190,563	—

Payable to affiliate for (Note 5):

Administration fee	4,214	9,183	453

Accrued expenses	527	720	579

Total liabilities	24,104	200,466	1,032

Net assets	$33,697,346	$162,391,218	$10,615,147

Net assets consist of:

Paid-in capital	$33,668,074	$189,763,522	$10,536,255

Distributable earnings (accumulated loss)	29,272	(27,372,304)	78,892

	$33,697,346	$162,391,218	$10,615,147

Net assets attributable to:

Class PS	$21,375,640	$17,693,007	$—

Class R6	$12,321,706	$144,698,211	$10,615,147

Shares outstanding:

Class PS	2,230,164	1,856,418	—

Class R6	1,284,025	15,172,414	1,105,576

Net asset value per share:

Class PS	$9.58	$9.53	$—

Class R6	$9.60	$9.54	$9.60

(a) Cost of investments — affiliated issuers:	$33,037,099	$164,492,223	$10,345,826

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Assets and Liabilities — August 31, 2020 (Unaudited) — (Continued)

	International Equity Allocation Series Fund	Quality Series Fund	Resources Series Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$11,192,031	$237,375,052	$220,856,090

Cash	105,829	2,433,766	1,171,405

Receivable for Fund shares sold	—	105,000	593,610

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	1,686	15,988	19,439

Total assets	11,299,546	239,929,806	222,640,544

Liabilities:

Payable for investments purchased	—	1,231,821	—

Payable for Fund shares repurchased	99,009	—	161,142

Payable to affiliate for (Note 5):

Administration fee	481	20,362	37,289

Accrued expenses	314	57	257

Total liabilities	99,804	1,252,240	198,688

Net assets	$11,199,742	$238,677,566	$222,441,856

Net assets consist of:

Paid-in capital	$13,550,713	$208,235,759	$214,111,296

Distributable earnings (accumulated loss)	(2,350,971)	30,441,807	8,330,560

	$11,199,742	$238,677,566	$222,441,856

Net assets attributable to:

Class PS	$—	$86,674,606	$221,714,879

Class R6	$11,199,742	$152,002,960	$726,977

Shares outstanding:

Class PS	—	7,235,684	24,333,879

Class R6	1,205,087	12,694,903	79,778

Net asset value per share:

Class PS	$—	$11.98	$9.11

Class R6	$9.29	$11.97	$9.11

(a) Cost of investments — affiliated issuers:	$12,990,997	$211,370,787	$211,567,441

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Operations — Six Months Ended August 31, 2020 (Unaudited)

	Benchmark- Free Allocation Series Fund	Climate Change Series Fund	Emerging Domestic Opportunities Series Fund
Investment Income:

Dividends from affiliated issuers (Note 10)	$320,787	$16,996	$—

Interest	161	—	—

Total investment income	320,948	16,996	—

Expenses:

Administration fee (Note 5)	329,831	11,613	8,486

Registration fees	26,806	8,190	6,326

Total expenses	356,637	19,803	14,812

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(155,015)	(13,997)	(10,571)

Net expenses	201,622	5,806	4,241

Net investment income (loss)	119,326	11,190	(4,241)

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in affiliated issuers	(7,731,583)	603	(10,078)

Realized gain distributions from affiliated issuers (Note 10)	3,477,675	238,813	—

Net realized gain (loss)	(4,253,908)*	239,416	(10,078)

Change in net unrealized appreciation (depreciation) on:

Investments in affiliated issuers	(4,828,475)	1,627,022	1,747,515

Net change in unrealized appreciation (depreciation)	(4,828,475)	1,627,022	1,747,515

Net realized and unrealized gain (loss)	(9,082,383)	1,866,438	1,737,437

Net increase (decrease) in net assets resulting from operations	$(8,963,057)	$1,877,628	$1,733,196

*	For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Operations — Six Months Ended August 31, 2020 (Unaudited) — (Continued)

	Emerging Markets Series Fund	Global Asset Allocation Series Fund	International Developed Equity Allocation Series Fund
Investment Income:

Dividends from affiliated issuers (Note 10)	$167,990	$886,275	$15,947

Interest	10	37	12

Total investment income	168,000	886,312	15,959

Expenses:

Administration fee (Note 5)	21,205	51,709	2,465

Registration fees	9,271	29,719	2,486

Total expenses	30,476	81,428	4,951

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(18,371)	(38,173)	(2,485)

Net expenses	12,105	43,255	2,466

Net investment income (loss)	155,895	843,057	13,493

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in affiliated issuers	(295,863)	(1,358,121)	(79,019)

Net realized gain (loss)	(295,863)	(1,358,121)	(79,019)

Change in net unrealized appreciation (depreciation) on:

Investments in affiliated issuers	2,538,389	6,116,411	504,016

Net change in unrealized appreciation (depreciation)	2,538,389	6,116,411	504,016

Net realized and unrealized gain (loss)	2,242,526	4,758,290	424,997

Net increase (decrease) in net assets resulting from operations	$2,398,421	$5,601,347	$438,490

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Operations — Six Months Ended August 31, 2020 (Unaudited) — (Continued)

	International Equity Allocation Series Fund	Quality Series Fund	Resources Series Fund
Investment Income:

Dividends from affiliated issuers (Note 10)	$37,848	$559,120	$46,132

Interest	2	28	34

Total investment income	37,850	559,148	46,166

Expenses:

Administration fee (Note 5)	2,472	96,706	168,604

Registration fees	2,907	23,371	12,618

Total expenses	5,379	120,077	181,222

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(2,907)	(57,924)	(96,869)

Net expenses	2,472	62,153	84,353

Net investment income (loss)	35,378	496,995	(38,187)

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in affiliated issuers	(427,761)	(1,513,044)	(334,814)

Realized gain distributions from affiliated issuers (Note 10)	—	7,012,448	—

Net realized gain (loss)	(427,761)	5,499,404	(334,814)

Change in net unrealized appreciation (depreciation) on:

Investments in affiliated issuers	820,254	30,539,798	25,836,089

Net change in unrealized appreciation (depreciation)	820,254	30,539,798	25,836,089

Net realized and unrealized gain (loss)	392,493	36,039,202	25,501,275

Net increase (decrease) in net assets resulting from operations	$427,871	$36,536,197	$25,463,088

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Changes in Net Assets

	Benchmark-Free Allocation Series Fund		Climate Change Series Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$119,326	$20,589,437	$11,190	$215,829

Net realized gain (loss)	(4,253,908)	1,327,465	239,416	283,712

Change in net unrealized appreciation (depreciation)	(4,828,475)	(21,365,701)	1,627,022	89,066

Net increase (decrease) in net assets from operations	(8,963,057)	551,201	1,877,628	588,607

Distributions to shareholders:

Class PS	—	(9,268,018)	(195,880)	(355,099)

Class R6	—	(11,687,890)	—	—

Total distributions	—	(20,955,908)	(195,880)	(355,099)

Net share transactions (Note 9):

Class PS	(19,659,053)	(26,550,203)	937,772	5,985,992

Class R6	(88,534,289)	(23,461,206)	—	—

Increase (decrease) in net assets resulting from net share transactions	(108,193,342)	(50,011,409)	937,772	5,985,992

Total increase (decrease) in net assets	(117,156,399)	(70,416,116)	2,619,520	6,219,500

Net assets:

Beginning of period	610,386,995	680,803,111	11,985,820	5,766,320

End of period	$493,230,596	$610,386,995	$14,605,340	$11,985,820

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Changes in Net Assets — (Continued)

	Emerging Domestic Opportunities Series Fund		Emerging Markets Series Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$(4,241)	$235,104	$155,895	$1,168,658

Net realized gain (loss)	(10,078)	8,540	(295,863)	(6,893)

Change in net unrealized appreciation (depreciation)	1,747,515	(164,129)	2,538,389	(1,287,377)

Net increase (decrease) in net assets from operations	1,733,196	79,515	2,398,421	(125,612)

Distributions to shareholders:

Class PS	(11,290)	(233,391)	(100,598)	(487,429)

Class R6	—	—	(57,670)	(679,787)

Total distributions	(11,290)	(233,391)	(158,268)	(1,167,216)

Net share transactions (Note 9):

Class PS	5,049,488	1,664,392	8,475,728	10,874,327

Class R6	—	—	(1,962,176)	42,183

Increase (decrease) in net assets resulting from net share transactions	5,049,488	1,664,392	6,513,552	10,916,510

Total increase (decrease) in net assets	6,771,394	1,510,516	8,753,705	9,623,682

Net assets:

Beginning of period	5,072,804	3,562,288	24,943,641	15,319,959

End of period	$11,844,198	$5,072,804	$33,697,346	$24,943,641

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Changes in Net Assets — (Continued)

	Global Asset Allocation Series Fund		International Developed Equity Allocation Series Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$843,057	$6,934,991	$13,493	$429,460

Net realized gain (loss)	(1,358,121)	940,373	(79,019)	123,940

Change in net unrealized appreciation (depreciation)	6,116,411	52,054	504,016	22,343

Net increase (decrease) in net assets from operations	5,601,347	7,927,418	438,490	575,743

Distributions to shareholders:

Class PS	(87,743)	(737,345)	—	—

Class R6	(762,347)	(6,199,846)	(141,215)	(432,969)

Total distributions	(850,090)	(6,937,191)	(141,215)	(432,969)

Net share transactions (Note 9):

Class PS	(769,392)	48,298	—	—

Class R6	(6,293,404)	(26,378,189)	(67,795)	(2,073,354)

Increase (decrease) in net assets resulting from net share transactions	(7,062,796)	(26,329,891)	(67,795)	(2,073,354)

Total increase (decrease) in net assets	(2,311,539)	(25,339,664)	229,480	(1,930,580)

Net assets:

Beginning of period	164,702,757	190,042,421	10,385,667	12,316,247

End of period	$162,391,218	$164,702,757	$10,615,147	$10,385,667

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Series Fund		Quality Series Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$35,378	$1,200,424	$496,995	$1,310,425

Net realized gain (loss)	(427,761)	(21,306,285)	5,499,404	5,968,284

Change in net unrealized appreciation (depreciation)	820,254	12,868,478	30,539,798	(896,027)

Net increase (decrease) in net assets from operations	427,871	(7,237,383)	36,536,197	6,382,682

Distributions to shareholders:

Class PS	—	—	(2,077,011)	(3,169,319)

Class R6	(40,692)	(1,314,804)	(3,698,131)	(4,150,457)

Total distributions	(40,692)	(1,314,804)	(5,775,142)	(7,319,776)

Net share transactions (Note 9):

Class PS	—	—	28,550,013	20,597,458

Class R6	338,738	(218,985,821)	73,656,903	23,909,104

Increase (decrease) in net assets resulting from net share transactions	338,738	(218,985,821)	102,206,916	44,506,562

Total increase (decrease) in net assets	725,917	(227,538,008)	132,967,971	43,569,468

Net assets:

Beginning of period	10,473,825	238,011,833	105,709,595	62,140,127

End of period	$11,199,742	$10,473,825	$238,677,566	$105,709,595

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Changes in Net Assets — (Continued)

	Resources Series Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$(38,187)	$4,573,163

Net realized gain (loss)	(334,814)	144,381

Change in net unrealized appreciation (depreciation)	25,836,089	(17,112,091)

Net increase (decrease) in net assets from operations	25,463,088	(12,394,547)

Distributions to shareholders:

Class PS	(233,969)	(4,542,378)

Class R6	(906)	(9,348)

Total distributions	(234,875)	(4,551,726)

Net share transactions (Note 9):

Class PS	49,477,174	50,224,053

Class R6	366,956	39,685

Increase (decrease) in net assets resulting from net share transactions	49,844,130	50,263,738

Total increase (decrease) in net assets	75,072,343	33,317,465

Net assets:

Beginning of period	147,369,513	114,052,048

End of period	$222,441,856	$147,369,513

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION SERIES FUND

	Class PS Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,		Period from January 30, 2018 (commencement of operations) through February 28, 2018
			2020	2019

Net asset value, beginning of period	$9.87		$10.18	$10.71	$10.93

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.00	(b)	0.32	0.55	(0.00	)(b)

Net realized and unrealized gain (loss)	(0.11)		(0.29)	(0.75)	(0.22)

Total from investment operations	(0.11)		0.03	(0.20)	(0.22)

Less distributions to shareholders:

From net investment income	—		(0.34)	(0.33)	—

Total distributions	—		(0.34)	(0.33)	—

Net asset value, end of period	$9.76		$9.87	$10.18	$10.71

Total Return(c)	(1.11	)%**	0.11%	(1.69)%	(2.01	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$251,966		$275,126	$311,607	$4,612

Net expenses to average daily net assets(d)	0.10	%*	0.10%	0.10%	0.20	%*

Net investment income (loss) to average daily net assets(a)	0.02	%*	3.11%	5.39%	(0.19	)%*

Portfolio turnover rate	5	%**	17%	10%	3	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.11	%*	0.10%	0.10%	0.00	%*(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(b)	Rounds to less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION SERIES FUND — (Continued)

	Class R6 Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020		2019	2018		2017	2016

Net asset value, beginning of period	$9.87		$10.19		$10.71	$9.96		$9.08	$10.61

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.00	(b)	0.33		0.35	0.24		0.14	0.12

Net realized and unrealized gain (loss)	(0.10)		(0.31)		(0.54)	0.76		0.89	(1.31)

Total from investment operations	(0.10)		0.02		(0.19)	1.00		1.03	(1.19)

Less distributions to shareholders:

From net investment income	—		(0.34)		(0.33)	(0.25)		(0.15)	(0.14)

From net realized gains	—		—		—	—		—	(0.20)

Total distributions	—		(0.34)		(0.33)	(0.25)		(0.15)	(0.34)

Net asset value, end of period	$9.77		$9.87		$10.19	$10.71		$9.96	$9.08

Total Return(c)	(1.01	)%**	0.06%		(1.58)%	10.04%		11.41%	(11.48)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$241,265		$335,261		$369,196	$338,331		$297,620	$267,923

Net expenses to average daily net assets(d)	0.05	%*	0.05%		0.05%	0.05%		0.05%	0.05%

Net investment income (loss) to average daily net assets(a)	0.06	%*	3.21%		3.37%	2.32%		1.46%	1.26%

Portfolio turnover rate	5	%**	17%		10%	3%		34%	27%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.00	%(e)	0.01%	0.00	%(e)	0.01%	0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(b)	Rounds to less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

CLIMATE CHANGE SERIES FUND

	Class PS Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020	Period from November 16, 2018 (commencement of operations) through February 28, 2019

Net asset value, beginning of period	$10.56		$10.30	$10.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.01		0.24	0.10

Net realized and unrealized gain (loss)	1.52		0.34	0.30

Total from investment operations	1.53		0.58	0.40

Less distributions to shareholders:

From net investment income	(0.03)		(0.30)	(0.10)

From net realized gains	(0.14)		(0.02)	—

Total distributions	(0.17)		(0.32)	(0.10)

Net asset value, end of period	$11.92		$10.56	$10.30

Total Return(b)	14.64	%**	5.50%	4.17	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$14,605		$11,986	$5,766

Net expenses to average daily net assets(c)	0.10	%*	0.10%	0.10	%*

Net investment income (loss) to average daily net assets(a)	0.19	%*	2.23%	3.52	%*

Portfolio turnover rate	3	%**	4%	1	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.24	%*	0.29%	1.12	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES SERIES FUND

	Class PS Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020	Period February 1, 2019 (commencement of operations) through February 28, 2019

Net asset value, beginning of period	$9.76		$9.95	$10.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	(0.00	)(b)	0.54	(0.00	)(b)

Net realized and unrealized gain (loss)	1.26		(0.27)	(0.05)

Total from investment operations	1.26		0.27	(0.05)

Less distributions to shareholders:

From net investment income	(0.00	)(b)	(0.46)	—

From net realized gains	(0.01)		—	—

Total distributions	(0.01)		(0.46)	—

Net asset value, end of period	$11.01		$9.76	$9.95

Total Return(c)	12.93	%**	2.41%	(0.50	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$11,844		$5,073	$3,562

Net expenses to average daily net assets(d)	0.10	%*	0.10%	0.10	%*

Net investment income (loss) to average daily net assets(a)	(0.10	)%*	5.25%	(0.10	)%*

Portfolio turnover rate	3	%**	7%	1	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.25	%*	0.77%	0.20	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(b)	Rounds to less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS SERIES FUND

	Class PS Shares					Class R6 Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020	Period February 8, 2019 (commencement of operations) through February 28, 2019		Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
								2020	2019		2018	2017	2016

Net asset value, beginning of period	$9.17		$9.62	$9.53		$9.18		$9.63	$10.89		$9.55	$7.13	$9.51

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.05		0.60	(0.00	)(b)	0.04		0.46	0.28		0.38	0.11	0.20

Net realized and unrealized gain (loss)	0.40		(0.59)	0.09		0.42		(0.45)	(1.24)		2.05	2.42	(2.36)

Total from investment operations	0.45		0.01	0.09		0.46		0.01	(0.96)		2.43	2.53	(2.16)

Less distributions to shareholders:

From net investment income	(0.04)		(0.46)	—		(0.04)		(0.46)	(0.29)		(0.82)	(0.11)	(0.21)

From net realized gains	—		—	—		—		—	(0.01)		(0.27)	—	—

Return of capital	—		—	—		—		—	—		—	—	(0.01)

Total distributions	(0.04)		(0.46)	—		(0.04)		(0.46)	(0.30)		(1.09)	(0.11)	(0.22)

Net asset value, end of period	$9.58		$9.17	$9.62		$9.60		$9.18	$9.63		$10.89	$9.55	$7.13

Total Return(c)	4.95	%**	(0.33)%	0.94	%**	5.07	%**	(0.32)%	(8.59)%		26.11%	35.61%	(22.92)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$21,376		$10,974	$705		$12,322		$13,970	$14,615		$16,921	$12,755	$9,174

Net expenses to average daily net assets(d)	0.10	%*	0.10%	0.10	%*	0.05	%*	0.05%	0.05%		0.05%	0.05%	0.05%

Net investment income (loss) to average daily net assets(a)	1.08	%*	6.05%	(0.08	)%*	0.96	%*	4.68%	2.88%		3.54%	1.30%	2.36%

Portfolio turnover rate	7	%**	0%	11	%**	7	%**	0%	11%		121%	11%	9%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.16	%*	0.20%	0.10	%*	0.06	%*	0.08%	0.00	%(e)	0.01%	0.06%	0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(b)	Rounds to less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION SERIES FUND

	Class PS Shares					Class R6 Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020	Period May 22, 2018 (commencement of operations) through February 28, 2019		Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
								2020	2019	2018	2017	2016

Net asset value, beginning of period	$9.23		$9.23	$9.70		$9.24		$9.23	$9.76	$8.95	$8.13	$10.90

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.05		0.38	0.39		0.05		0.36	0.31	0.24	0.16	0.28

Net realized and unrealized gain (loss)	0.30		0.01	(0.54)		0.30		0.04	(0.52)	0.81	0.88	(1.40)

Total from investment operations	0.35		0.39	(0.15)		0.35		0.40	(0.21)	1.05	1.04	(1.12)

Less distributions to shareholders:

From net investment income	(0.05)		(0.39)	(0.32)		(0.05)		(0.39)	(0.32)	(0.24)	(0.22)	(0.37)

From net realized gains	—		—	—		—		—	—	—	—	(1.28)

Total distributions	(0.05)		(0.39)	(0.32)		(0.05)		(0.39)	(0.32)	(0.24)	(0.22)	(1.65)

Net asset value, end of period	$9.53		$9.23	$9.23		$9.54		$9.24	$9.23	$9.76	$8.95	$8.13

Total Return(b)	3.78	%**	4.00%	(1.37	)%**	3.80	%**	4.16%	(1.98)%	11.74%	12.87%	(10.95)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$17,693		$17,941	$17,923		$144,698		$146,762	$172,120	$179,906	$180,340	$289,718

Net expenses to average daily net assets(c)	0.10	%*	0.10%	0.10	%*	0.05	%*	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income (loss) to average daily net assets(a)	1.03	%*	3.97%	5.46	%*	1.09	%*	3.75%	3.34%	2.50%	1.86%	2.76%

Portfolio turnover rate	1	%**	4%	4	%**	1	%**	4%	4%	13%	2%	7%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.14	%*	0.11%	0.12	%*	0.04	%*	0.01%	0.02%	0.01%	0.01%	0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION SERIES FUND

	Class R6 Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,						Period from January 12, 2015 (commencement of operations) through February 29, 2016
			2020		2019		2018	2017

Net asset value, beginning of period	$9.35		$9.51		$11.21		$9.55	$8.48	$11.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.01		0.33		0.34		0.34	0.37	0.31

Net realized and unrealized gain (loss)	0.37		(0.11)		(1.64)		1.67	1.06	(2.47)

Total from investment operations	0.38		0.22		(1.30)		2.01	1.43	(2.16)

Less distributions to shareholders:

From net investment income	(0.01)		(0.38)		(0.33)		(0.35)	(0.36)	(0.30)

From net realized gains	(0.12)		—		(0.07)		—	—	(0.06)

Total distributions	(0.13)		(0.38)		(0.40)		(0.35)	(0.36)	(0.36)

Net asset value, end of period	$9.60		$9.35		$9.51		$11.21	$9.55	$8.48

Total Return(b)	4.08	%**	1.98%		(11.33)%		21.05%	17.07%	(19.90)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$10,615		$10,386		$12,316		$12,849	$10,460	$8,616

Net expenses to average daily net assets(c)	0.05	%*	0.05%		0.05%		0.05%	0.05%	0.05%

Net investment income (loss) to average daily net assets(a)	0.27	%*	3.33%		3.37%		3.16%	3.94%	3.04%

Portfolio turnover rate	3	%**	20%		6%		6%	3%	7%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.00	%(d)	0.00	%(d)	0.01%	0.09%	0.07%

(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION SERIES FUND

	Class R6 Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$8.92		$9.18		$10.64		$9.00		$7.68		$10.51

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.03		0.09		0.29		0.30		0.28		0.29

Net realized and unrealized gain (loss)	0.37		0.08		(1.44)		1.65		1.33		(2.37)

Total from investment operations	0.40		0.17		(1.15)		1.95		1.61		(2.08)

Less distributions to shareholders:

From net investment income	(0.03)		(0.38)		(0.31)		(0.31)		(0.29)		(0.29)

From net realized gains	—		(0.05)		—		—		—		(0.46)

Total distributions	(0.03)		(0.43)		(0.31)		(0.31)		(0.29)		(0.75)

Net asset value, end of period	$9.29		$8.92		$9.18		$10.64		$9.00		$7.68

Total Return(b)	4.54	%**	1.44%		(10.60)%		21.81%		21.25%		(20.53)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$11,200		$10,474		$238,012		$319,989		$224,870		$212,327

Net expenses to average daily net assets(c)	0.05	%*	0.05%		0.05%		0.05%		0.05%		0.05%

Net investment income (loss) to average daily net assets(a)	0.72	%*	0.95%		3.03%		2.95%		3.23%		3.05%

Portfolio turnover rate	12	%**	2%		7%		9%		3%		4%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%*	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)

(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

QUALITY SERIES FUND

	Class PS Shares						Class R6 Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,		Period from January 4, 2018 (commencement of operations) through February 28, 2018		Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020	Period from May 23, 2018 (commencement of operations) through February 28, 2019
			2020	2019

Net asset value, beginning of period	$10.51		$10.35	$10.04	$10.00		$10.51		$10.35	$10.08

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.03		0.16	0.18	(0.00	)(b)	0.03		0.17	0.18

Net realized and unrealized gain (loss)	1.74		0.96	0.45	0.04		1.73		0.95	0.42

Total from investment operations	1.77		1.12	0.63	0.04		1.76		1.12	0.60

Less distributions to shareholders:

From net investment income	(0.03)		(0.21)	(0.17)	—		(0.03)		(0.21)	(0.18)

From net realized gains	(0.27)		(0.75)	(0.15)	—		(0.27)		(0.75)	(0.15)

Total distributions	(0.30)		(0.96)	(0.32)	—		(0.30)		(0.96)	(0.33)

Net asset value, end of period	$11.98		$10.51	$10.35	$10.04		$11.97		$10.51	$10.35

Total Return(c)	17.09	%**	10.63%	6.57%	0.40	%**	17.02	%**	10.68%	6.18	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$86,675		$46,197	$26,238	$1,735		$152,003		$59,513	$35,902

Net expenses to average daily net assets(d)	0.10	%*	0.10%	0.10%	0.20	%*	0.05	%*	0.05%	0.05	%*

Net investment income (loss) to average daily net assets(a)	0.48	%*	1.47%	1.76%	(0.19	)%*	0.60	%*	1.52%	2.20	%*

Portfolio turnover rate	6	%**	7%	11%	—	**	6	%**	7%	11	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.13	%*	0.14%	0.26%	0.22	%*	0.03	%*	0.04%	0.04	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(b)	Rounds to less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES SERIES FUND

	Class PS Shares						Class R6 Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,		Period February 1, 2018 (commencement of operations) through February 28, 2018		Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020	Period from December 31, 2018 commencement of operations) through February 28, 2019
			2020	2019

Net asset value, beginning of period	$8.36		$9.36	$9.69	$10.00		$8.36		$9.36	$8.39

Income (loss) from investment operations:

Net investment income (loss)(a)†	(0.00	)(b)	0.31	0.45	(0.00	)(b)	0.00	(b)	0.29	(0.00	)(b)

Net realized and unrealized gain (loss)	0.76		(1.03)	(0.45)	(0.31	)(c)	0.77		(1.00)	0.97

Total from investment operations	0.76		(0.72)	—	(0.31)		0.77		(0.71)	0.97

Less distributions to shareholders:

From net investment income	(0.00	)(b)	(0.28)	(0.33)	—		(0.01)		(0.29)	—

From net realized gains	(0.01)		—	—	—		(0.01)		—	—

Total distributions	(0.01)		(0.28)	(0.33)	—		(0.02)		(0.29)	—

Net asset value, end of period	$9.11		$8.36	$9.36	$9.69		$9.11		$8.36	$9.36

Total Return(d)	9.11	%**	(8.09)%	0.25%	(3.10	)%**	9.12	%**	(8.05)%	11.56	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$221,715		$147,084	$113,772	$10,501		$727		$286	$280

Net expenses to average daily net assets(e)	0.10	%*	0.10%	0.10%	0.20	%*	0.05	%*	0.05%	0.05	%*

Net investment income (loss) to average daily net assets(a)	(0.05	)%*	3.32%	4.88%	(0.19	)%*	0.03	%*	3.15%	(0.05	)%*

Portfolio turnover rate	2	%**	3%	6%	—	**	2	% **	3%	6	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.11	%*	0.12%	0.15%	0.04	%*	0.01	%*	0.02%	0.17	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(b)	Rounds to less than $0.01.
(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Notes to Financial Statements

August 31, 2020 (Unaudited)

1.	Organization

Each of Benchmark-Free Allocation Series Fund, Climate Change Series Fund, Emerging Domestic Opportunities Series Fund, Emerging Markets Series Fund, Global Asset Allocation Series Fund, International Developed Equity Allocation Series Fund, International Equity Allocation Series Fund, Quality Series Fund and Resources Series Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Series Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on May 27, 2011. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are diversified as that term is defined in the 1940 Act. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

Each Fund invests substantially all of its assets in shares of another fund that is a series of GMO Trust and is managed by GMO (each an “Institutional Fund”). The performance and operations of each Fund are directly affected by the performance and operations of the relevant Institutional Fund. Each Institutional Fund, except GMO Climate Change Fund, GMO Emerging Domestic Opportunities Fund, GMO Emerging Markets Fund, GMO Quality Fund and GMO Resources Fund, is a fund of funds that invests primarily in shares of other GMO Funds (“underlying funds”). The Funds’ financial statements should be read in conjunction with the financial statements of the Institutional Funds and underlying funds which have a fiscal year end of February 28/29. The financial statements of the Funds, Institutional Funds and underlying funds are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about each Fund’s benchmark (if any), investment objective and the portion of the corresponding Institutional Fund owned by the Fund as of August 31, 2020:

Fund Name	Benchmark	Investment Objective	Percent of Institutional Fund Owned
Benchmark-Free Allocation Series Fund	Not Applicable	Positive total return	6.9%
Climate Change Series Fund	Not Applicable	High total return	10.2%
Emerging Domestic Opportunities Series Fund	Not Applicable	Total return	1.2%
Emerging Markets Series Fund	MSCI Emerging Markets Index	Total return in excess of benchmark	1.1%
Global Asset Allocation Series Fund	GMO Global Asset Allocation Index (65% MSCI ACWI and 35% Bloomberg Barclays U.S. Aggregate Index)	Total return greater than benchmark	12.2%
International Developed Equity Allocation Series Fund	MSCI EAFE Index	Total return greater than benchmark	5.5%
International Equity Allocation Series Fund	MSCI ACWI ex USA	Total return greater than benchmark	1.5%
Quality Series Fund	Not Applicable	Total return	3.3%
Resources Series Fund	Not Applicable	Total return	37.4%

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Investments in shares of the Institutional Funds are valued at their most recent net asset value.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

Each Fund classified its investments as Level 1 as of August 31, 2020. For a summary of valuation inputs of the Institutional Funds and underlying funds, if any, please refer to their most recent Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). At August 31, 2020, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

Cash

Cash, if any, in the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Certain Institutional Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that an Institutional Fund reasonably determines are collectible and free from significant contingencies are reflected in an Institutional Fund’s net asset value. In certain circumstances, an Institutional Fund’s receipt of such refunds may cause the Institutional Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

Foreign taxes paid by the Institutional Funds may be treated, to the extent permissible under the Code (and other applicable U.S. federal tax guidance) and if a Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 29, 2020, certain Funds elected to defer to March 1, 2020, late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Loss Deferral ($)
Benchmark-Free Allocation Series Fund	(74,254)	—
Climate Change Series Fund	(2,155)	—
Emerging Domestic Opportunities Series Fund	(919)	—
Emerging Markets Series Fund	(3,089)	—
Global Asset Allocation Series Fund	(15,603)	(95,577)
International Developed Equity Allocation Series Fund	(935)	—
International Equity Allocation Series Fund	(922)	—
Quality Series Fund	(12,983)	—
Resources Series Fund	(26,401)	—

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

As of February 29, 2020, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses and losses realized subsequent to February 29, 2020, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Benchmark-Free Allocation Series Fund	—	(4,269,887)
Climate Change Series Fund	—	—
Emerging Domestic Opportunities Series Fund	—	—
Emerging Markets Series Fund	—	(25,206)
Global Asset Allocation Series Fund	—	(21,049,955)
International Developed Equity Allocation Series Fund	—	—
International Equity Allocation Series Fund	—	—
Quality Series Fund	—	—
Resources Series Fund	—	—

As of August 31, 2020, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments, if any, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Benchmark-Free Allocation Series Fund	519,592,980	—	(30,735,364)	(30,735,364)	—
Climate Change Series Fund	12,618,675	1,914,552	—	1,914,552	—
Emerging Domestic Opportunities Series Fund	10,174,631	1,549,319	—	1,549,319	—
Emerging Markets Series Fund	33,366,515	89,531	—	89,531	—
Global Asset Allocation Series Fund	166,687,692	—	(5,014,853)	(5,014,853)	—
International Developed Equity Allocation Series Fund	10,436,970	114,980	—	114,980	—
International Equity Allocation Series Fund	13,406,598	—	(2,214,567)	(2,214,567)	—
Quality Series Fund	213,853,514	23,521,538	—	23,521,538	—
Resources Series Fund	212,459,103	8,396,987	—	8,396,987	—

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

The Funds and Institutional Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds and Institutional Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ and Institutional Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds, Institutional Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds and Institutional Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ and Institutional Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the Institutional Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Investment income, common expenses, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Each Fund incurs fees and expenses indirectly as a shareholder in the Institutional Funds and underlying funds, if any. Because the underlying funds owned by the Institutional Funds have different expense and fee levels and the Institutional Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Prior to November 3, 2017, Brown Brothers Harriman & Co. served as Emerging Markets Series Fund’s custodian and fund accounting agent. Any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Multi-Asset Class Series Funds		Equity Series Funds
	Benchmark-Free Allocation Series Fund	Global Asset Allocation Series Fund	Climate Change Series Fund	Emerging Domestic Opportunities Series Fund	Emerging Markets Series Fund	International Developed Equity Allocation Series Fund	International Equity Allocation Series Fund	Quality Series Fund	Resources Series Fund
Commodities Risk	●	●	●						●
Counterparty Risk	●	●	●	●	●	●	●	●	●
Credit Risk	●	●		●		●	●
Currency Risk	●	●	●	●	●	●	●	●	●
Derivatives and Short Sales Risk	●	●	●	●	●	●	●	●	●
Focused Investment Risk	●	●	●	●	●	●	●	●	●
Fund of Funds Risk	●	●	●	●	●	●	●	●	●
Futures Contracts Risk	●	●
Illiquidity Risk	●	●	●	●	●	●	●	●	●
Large Shareholder Risk	●	●	●	●	●	●	●	●	●
Leveraging Risk	●	●	●	●	●	●	●	●	●
Management and Operational Risk	●	●	●	●	●	●	●	●	●
Market Disruption and Geopolitical Risk	●	●	●	●	●	●	●	●	●
Market Risk — Asset-Backed Securities	●	●
Market Risk — Equities	●	●	●	●	●	●	●	●	●
Market Risk — Fixed Income	●	●		●		●	●
Merger Arbitrage Risk	●		●						●
Non-Diversified Funds	●	●	●	●	●	●	●	●	●
Non-U.S. Investment Risk	●	●	●	●	●	●	●	●	●
Smaller Company Risk	●	●	●	●	●	●	●	●	●

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Because each Fund invests substantially all of its assets in an Institutional Fund, the most significant risks of investing in a Fund are the risks to which the Fund is exposed through its corresponding Institutional Fund (and, in turn, any underlying funds in which the Institutional Fund invests). Those risks include the risks summarized below. Some of the underlying funds are non-diversified investment companies under the 1940 Act and therefore a decline in the market price of a particular security held by those underlying funds may affect performance of those underlying funds more than if they were diversified. In addition to the risks to which each Fund is exposed through investment in its corresponding Institutional Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of its corresponding Institutional Fund.

References in this section to investments made by a Fund include those made by its corresponding Institutional Fund and any underlying funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. In addition, the value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades).

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

The creditworthiness of a counterparty can be expected to be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral if the Fund’s interest in the collateral is not perfected or additional collateral is not posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligation to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment will be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner can be expected to be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer will default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments, and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities”, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.”

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “high yield” or “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and typically involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund is likely to lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

Some Institutional Funds may lend their portfolio securities. An Institutional Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of a Fund’s ability to vote the

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

securities, and of loss of rights in the collateral should the borrower fail financially. An Institutional Fund also bears the risk that the value of investments made with collateral may decline.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forward contracts, options, and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates or inflation rates or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, runs the risk of being unable to obtain payments GMO believes are owed to it under an OTC derivatives contract or of those payments being delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults.

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Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation and exposes the Funds to the risk that the pricing models used do not produce valuations that are consistent with the values the Funds realize when they close or sell an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, the Funds run a risk that inaccurate valuations will result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of the Funds’ net asset values.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction will lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index could result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

Special tax rules apply to a Fund’s transactions in derivatives, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s derivative transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. See the Funds’ Prospectus and Statement of Additional Information for more information.

Derivatives Regulation. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these requirements are evolving, their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivative positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivative positions. Also, as a general matter, in contrast to a bilateral derivative position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivative position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivative positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy

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and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared) and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks are likely to be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. Variation margin requirements became effective in March 2017 and initial margin requirements will become effective in 2020 or 2021. Such requirements could increase the amount of margin a Fund needs to post in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While these rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to different kinds of costs and risks.

The SEC recently reproposed a rule under the 1940 Act regulating the use by registered investment companies of derivatives and many related instruments. The ultimate impact, if any, of such a rule is unclear, but the reproposed rule, if adopted, could, among other things, restrict a Fund’s ability to continue to engage in derivatives transactions in the

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manner it has historically and increase the cost of derivatives transactions, which could have an adverse impact on a Fund’s performance.

Options. Some GMO Funds, particularly GMO Risk Premium Fund, are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights at any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date). If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a GMO Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a GMO Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security. A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and Funds with investments whose prices are closely correlated are subject to greater overall risk than Funds with investments that are more diversified or whose prices are not as closely correlated. A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers.

Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

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Similarly, Funds having a significant portion of their assets in investments tied economically to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country or market (e.g., Russian oil) have more exposure to regional and country economic risks than do funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

• FUND OF FUNDS RISK. Because each Fund invests substantially all of its assets in Class III shares of an Institutional Fund, which may invest in other GMO Funds or a wholly-owned subsidiary, closed-end funds, money market funds, exchange-traded funds (“ETFs”) and other investment companies (underlying funds) the Funds are exposed to the risk that the Institutional Funds or the underlying funds will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the underlying funds are exposed.

Because absent reimbursement, a Fund bears the fees and expenses of its corresponding Institutional Fund (including purchase premiums and redemption fees, if any), and the Institutional Fund bears the fees and expenses of the underlying funds in which the Institutional Fund invests, the Fund and its corresponding Institutional Fund will incur additional expenses when investing in underlying funds. In addition, total Fund expenses will increase if an Institutional Fund increases its fees or incurs additional expenses, or when an Institutional Fund makes a new or further investment in underlying funds with higher fees or expenses than the average fees and expenses of the underlying funds then in the Institutional Fund’s portfolio.

Because some underlying GMO Funds (e.g., some of the GMO Bond Funds) invest a substantial portion of their assets in other underlying GMO Funds (pursuant to an exemptive order obtained from the SEC), the GMO Asset Allocation Funds have more tiers of investments than funds in many other mutual fund groups and therefore are subject to greater fund of funds risk. In addition, to the extent a Fund and its corresponding Institutional Fund invest in shares of underlying GMO Funds, they are indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one underlying fund may be purchasing securities of an issuer whose securities are being sold by another underlying fund, resulting in a Fund that holds each underlying fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in ETFs involve the risk that an ETF’s performance will not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs bears a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could result in higher expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in its Institutional Fund and the Institutional Fund’s investments in underlying funds, if any, could affect the amount, timing and character of the Fund’s distributions.

The SEC recently adopted a rule that will change the regulatory framework under which some registered investment companies are permitted to invest in other registered investment companies (the “Fund of Funds Rule”). The impact of the Fund of Funds Rule is still under review but could adversely affect the Funds, by among other things, limiting the

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number of shares of other registered investment companies (such as other Funds or exchange-traded funds) or pooled investment vehicles that a Fund is permitted to purchase.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund typically will have to sell other investments at disadvantageous times. A Fund also runs the risk of being unable to recover or be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates could prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Futures contracts traded on markets outside the United States are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange, nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities, or securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also tends to be greater in times of financial stress. For example, inflation-protected securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are often more susceptible than other securities to price declines when market prices decline generally.

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A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

The Board of Trustees has designated GMO as administrator to the Funds’ liquidity risk management program, which was adopted by the Funds pursuant to Rule 22e-4 under the 1940 Act. Under that program, each Fund is required to classify its investments into specific liquidity categories and monitor compliance with limits on illiquid investments. The term “illiquid investments” for purposes of the program means investments that GMO reasonably expects cannot be sold or disposed of under current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investments. While the liquidity risk management program is designed to assist in the assessment and management of illiquidity risk, there is no guarantee it will be effective in reducing the illiquidity risk inherent in a Fund’s investments.

Historically, credit markets have experienced periods characterized by a significant lack of liquidity and they may experience similar periods in the future. If a Fund is required to sell illiquid investments to satisfy collateral posting requirements or to meet redemptions, those sales could, put significant downward price pressure on the market price of the securities being sold.

A Fund’s, and particularly GMO Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund would temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The GMO Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds, adversely affecting the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital losses (including capital loss carryforwards) to offset realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or

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maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases is the business day prior to actual receipt by the Fund of the redemption request) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices (such as GMO SGM Major Markets Fund and GMO Emerging Domestic Opportunities Fund) for which the time period between the determination of net asset value and corresponding liquidation of assets could be longer due to time zone differences. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process. Those Funds run the risk that GMO’s models will not accurately predict future market movements or characteristics. In addition, GMO’s models are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to operational risks resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other operational services. Examples of such operational risks include the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

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The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers, and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges, and such service providers, counterparties, or issuers may have limited, if any, indemnification obligations to GMO or the Funds, each of whom could be negatively impacted as a result.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars, pandemics and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014, as well as in early 2020) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus, negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in the recent past) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in shutdowns of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Funds invest by, among other things, increasing those companies’ operating costs and capital expenditures. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely would be significantly disrupted. On January 31, 2020, the United Kingdom formally withdrew from the European Union (commonly known as “Brexit”), and an 11-month transition period commenced during which most European Union law will continue to apply in the United Kingdom while it negotiates its future relationship with the European Union. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. Potential negative long-term effects could include,

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among others, greater market volatility and illiquidity, disruptions to world securities markets, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and an increased likelihood of a recession in the United Kingdom. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the Euro and could negatively affect the financial markets of other countries in the European region and beyond, which may include companies or assets held or considered for prospective investment by GMO.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. These types of sanctions have recently been applied against the Venezuelan and Russian governments, as well as against certain Russian and Venezuelan officials and institutions. These sanctions have resulted, and any additional sanctions or intergovernmental actions or even the threat of further sanctions could result, in the decline in the value and liquidity of Russian and Venezuelan securities, a weakening of the Russian and Venezuelan currencies or other adverse consequences to their respective economies. Sanctions impair the ability of the Funds to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions. In addition, trade disputes (such as the “trade war” between the United States and China that intensified in 2018 and 2019) may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. Events such as these and their impact on the Funds are difficult to predict.

Natural and environmental disasters (such as the earthquake and tsunami in Japan in early 2011), epidemics or pandemics (such as the outbreak of a novel coronavirus beginning in late 2019 (described below)), and systemic market dislocations (such as the kind surrounding the insolvency of Lehman Brothers in 2008) can be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, government economic stimulus measures, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, rapid increases in unemployment, increased demand for and strain on government resources, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways and may continue to do so in the future. Health crises caused by the outbreak of COVID-19 may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems. The COVID-19 pandemic and its effects may be short term or may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could impair the Funds’ ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Funds’ service providers,

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adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance and your investment in a Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income,” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. Issuers of asset-backed securities also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds are rated below investment grade. See “Credit Risk” for more information about credit risk.

When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others) fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed (and other) fixed income securities and they may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. The mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

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The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business would likely have a material impact on the many asset-backed securities it services.

The risks associated with asset-backed securities are particularly pronounced for GMO Opportunistic Income Fund, which has invested a substantial portion of its assets in asset-backed securities, and for the Funds that have invested a substantial portion of their assets in GMO Opportunistic Income Fund.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may be attributable to general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. Equities which are characterized as relatively cyclical, such as investments in companies in the consumer discretionary, financials, energy, real estate, materials and industrial sectors, often are especially sensitive to economic cycles, which means they typically underperform non-cyclical equities during economic downturns. Cyclical equities’ performance can be significantly affected by among other factors, cyclical revenue generation, consumer confidence and changing consumer preferences, and the performance of domestic and international economies. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of GMO Risk Premium Fund’s emphasis on writing put options on stock indices, GMO expects the Fund’s net asset value to decline when those indices decline in value. Also, GMO Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt investments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “high yield” or “junk bonds”) may be particularly volatile.

Often, below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

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A principal risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments would likely be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or variable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

When interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as GMO U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fee.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio investments when it would otherwise not do so, including at unfavorable prices. The risks associated with rising interest rates are generally greater during periods when prevailing interest rates are at or near their historic lows. Moreover, fixed income investments will be difficult to value during such periods. The U.S. Federal Reserve Bank has recently decreased interest rates back to near historically low levels. A substantial increase in interest rates could have a material adverse effect on fixed income investments and on the performance of the Funds, particularly the Fixed Income Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or imposition of currency controls) also could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

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Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds invest substantially all of their assets in Institutional Funds that are not “diversified” investment companies within the meaning of the 1940 Act. This means the Institutional Funds are allowed to invest in the securities of a relatively small number of issuers. As a result, they are likely to be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment is likely to have a greater impact on their performance.

The following Institutional Funds are not diversified investment companies within the meaning of the 1940 Act:

• GMO Climate Change Fund • GMO Core Plus Bond Fund • GMO Emerging Country Debt Fund • GMO Emerging Domestic Opportunities Fund	• GMO Emerging Markets Fund • GMO Opportunistic Income Fund • GMO Quality Fund • GMO Resources Fund

In addition, each GMO Asset Allocation Fund and each GMO Bond Fund (other than GMO U.S. Treasury Fund) invests a portion of its assets in shares of one or more other GMO Funds that are not “diversified”. Except as otherwise noted in the Fund summaries of the Institutional Funds’ Prospectus under “Principal investment strategies,” each of the GMO Asset Allocation Funds may invest without limitation in GMO Funds that are not diversified.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets list securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets (particularly in emerging markets) often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments: (ii) transactions in those investments: and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund.

A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. In some cases, the amount of a refund could be material to a Fund’s net asset value. Accordingly, a refund is not typically reflected in the Fund’s net asset value until it is received or GMO is confident it will be received. Generally, absent a determination by GMO that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value until it is received. See “Taxes, Non-U.S. Taxes” in the GMO Series Trust

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Statement of Additional Information for additional information. For information on possible special Australian, Singapore and United Kingdom tax consequences of an investment in a Fund, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of reliable information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities . The economies of emerging countries often are more volatile than the economies of developed countries. For example, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

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Temporary Defensive Positions

Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political, or other conditions. The Funds normally do not take temporary defensive positions.

The following paragraphs provide additional information about whether, and to what extent, the Institutional Funds and certain other GMO Funds take temporary defensive positions.

The GMO Bond Funds (other than GMO High Yield Fund, GMO Emerging Country Debt Fund, and GMO U.S. Treasury Fund) may take temporary defensive positions if deemed prudent by GMO. Many of the GMO Bond Funds have previously taken temporary defensive positions.

To the extent a Fund or its Institutional Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt instruments on a temporary basis, the Fund or its Institutional Fund may not achieve its investment objective.

4.	Derivative financial instruments

At August 31, 2020, the Funds held no derivative financial instruments directly. For a listing of derivative financial instruments held by the Institutional Funds or underlying funds, if any, as well as the uses of derivative financial instruments by the Institutional Funds or underlying funds, if any, please refer to the Institutional Funds’ or underlying funds’ most recent financial statements.

5.	Fees and other transactions with affiliates

Expenses

Shareholders of the Funds do not pay any transaction-based expenses directly to the Fund, as shares of the Fund are sold without an initial sales charge or a contingent deferred sales charge upon redemption. Certain Institutional Funds and underlying funds charge purchase premiums and/or redemption fees. These amounts are retained by the relevant Institutional Fund or underlying fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Institutional Fund or underlying fund as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. An Institutional Fund or underlying fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time. To the extent that a Fund invests in an Institutional Fund that charges purchase premiums and/or redemption fees, the Fund will pay those costs when it buys and sells shares of the Institutional Fund.

The costs of managing and operating a Fund are spread among each class of shares of a Fund. These “fund-level” costs cover such things as a Fund’s allocable share of the expenses of its corresponding Institutional Fund and certain other Fund fees and expenses (e.g., state registration fees). Administration fees, which are specific to each class of shares of a Fund and may differ among a Fund’s share classes, are paid separately by each class of shares of a Fund, as applicable.

Management Fees

The Funds do not charge a management fee directly, but each Fund indirectly bears the management fees of its corresponding Institutional Fund and/or underlying funds in which the Institutional Fund invests.

Administration Fees

Each Fund pays GMO an administration fee at a maximum annual rate of 0.20% of that Fund’s average daily net asset value; provided that if a Fund invests substantially all of its assets in Class III shares of an Institutional Fund, such fee in respect of Class R4, Class R5 and Class R6 shares shall be reduced to an annual rate of 0.05%; and provided further that if a Fund invests substantially all of its assets in a class of shares of an Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. In addition, GMO has contractually agreed to reduce the administration

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Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

fee paid by that Fund in respect of its Class PS shares to the annual rate of 0.10%. The fee reduction in respect to Class PS shares will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. The administrative services provided by GMO in return for the administration fee may include, without limitation, the following: (i) with respect to Class PS shares, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account; and (ii) with respect to all classes of shares, processing aggregated purchase and redemption orders for shareholders of record; coordinating operation of the National Security Clearing Corporation’s Fund/SERV system with intermediary platforms; providing information about and processing dividend payments; assisting with the production and distribution of shareholder communications to shareholders of record such as proxies, shareholder reports, and dividend and tax notices; preparing tax returns and related documentation; assisting with the production of registration statements; paying the Trust’s registration fees pursuant to Section 24(f)(2) of the 1940 Act; providing assistance with respect to the audits of the Funds; establishing and maintaining certain information about the shares on an internet site; maintaining certain of the Trust’s records; preparing and submitting reports to various regulatory agencies; preparing and submitting reports and meeting materials to the Trustees of the Trust and to existing shareholders; supervising, negotiating, and administering contractual arrangements with (to the extent appropriate) and monitoring the performance of, third-party accounting agents, custodians, depositories, transfer agents (but not sub-transfer agents, recordkeepers and related administrative service providers described in (i) above), pricing agents, independent accountants and auditors, attorneys, printers, insurers, and other persons in any capacity deemed to be necessary or desirable to Trust or Fund operations; providing direct client service, maintenance, and reporting to platform sponsors, retirement plans, and other shareholders of record, such services to include, without limitation, professional and informative reporting, recordholder account information, access to analysis and explanation of Fund reports, and assistance in the correction and maintenance of recordholder account information, and otherwise maintaining the relationships with the recordholders; furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value, shareholder services, and fund accounting services for the Fund being supplied by other service providers as the Fund may engage from time to time); and providing individuals affiliated with GMO to serve as officers of the Trust and paying all salaries, fees, and expenses of such officers and Trustees of the Trust who are affiliated with GMO. GMO may retain third parties to provide some or all of the administrative services and has retained State Street Bank to assist it in providing administrative support services. With respect to the services provided to Class PS shares described in (i) above, third party intermediaries are selected by the adviser to, or sponsor of, retirement plan or other omnibus account investors, and GMO’s responsibilities are limited to negotiating the contract and facilitating payment of the agreed upon fee.

As noted, the services provided by GMO to Class PS shares include sub-transfer agency, recordkeeping and related administrative services. These services are not primarily intended to result in the sale of Fund shares, but are intended to provide ongoing services to shareholders investing through third-party platforms. The payments to GMO by Class PS shares are, however, made pursuant to a service plan (the “Service Plan”) that has been adopted pursuant to the provisions of Rule 12b-l under the 1940 Act so as to ensure compliance with relevant regulations in the event payment for those services is nonetheless deemed to constitute the direct or indirect financing of distribution by a Fund of its Class PS shares.

Sub-Transfer Agent/Recordkeeping Payments

Sub-transfer agent/recordkeeping payments are made by Class R4 and Class R5 shares of the Funds to unaffiliated third parties (e.g., financial intermediaries) for providing sub-transfer agency, recordkeeping, and other administrative services to retirement plan participants and other investors who hold shares of the Funds through an omnibus account. The amount paid for sub-transfer agent/recordkeeping services will vary depending on the share class selected for investment by the retirement plan sponsor or other financial intermediary. Class R4 shares pay for sub-transfer agent/recordkeeping services at a maximum annual rate of 0.25% of Class R4’s average daily net assets. Class R4 is offered but has no shareholders as of August 31, 2020. Class R5 shares pay for sub-transfer agent/recordkeeping services at a maximum annual rate of 0.10% of Class R5’s average daily net assets. Class R5 is offered but has no shareholders as of

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

August 31, 2020. Class R6 shares do not make payments to third parties for sub-transfer agent/recordkeeping services. Sub-transfer agent/recordkeeping payments by Class R4 and Class R5 shares are made pursuant to a distribution and service plan under Rule 12b-1.

Because fees paid under the 12b-1 Plan are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

The services provided by GMO to Class PS shares include sub-transfer agency, recordkeeping and related administrative services. These services are not primarily intended to result in the sale of Fund shares, but are intended to provide ongoing services to shareholders investing through third-party platforms. The payments to GMO are, however, made pursuant to the Service Plan, which has been adopted pursuant to the provisions of Rule 12b-l under the 1940 Act so as to ensure compliance with relevant regulations in the event payment for those services is nonetheless deemed to constitute the direct or indirect financing of distribution by a Fund of its Class PS shares.

Because fees paid under the Service Plan are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of a shareholder’s investment and may cost shareholders more than other types of sales charges.

Expense Reimbursement

GMO has contractually agreed to reimburse each Fund for state registration fees to the extent that they are borne by the Fund. The Funds’ contractual expense limitations will continue through at least June 30, 2021 and may not be terminated prior to this date without the action or consent of the Funds’ Board of Trustees.

Indirect expenses

The Funds incur fees and expenses indirectly as a shareholder in the Institutional Funds and through their indirect exposure to the underlying funds, if any. For the period ended August 31, 2020, these indirect fees and expenses expressed as a percentage of the Fund’s average daily net assets were as follows:

Fund Name	Total Indirect Expenses
Benchmark-Free Allocation Series Fund	0.891%	†
Climate Change Series Fund	0.766%
Emerging Domestic Opportunities Series Fund	0.966%
Emerging Markets Series Fund	0.870%
Global Asset Allocation Series Fund	0.596%	†
International Developed Equity Allocation Series Fund	0.637%
International Equity Allocation Series Fund	0.651%
Quality Series Fund	0.480%
Resources Series Fund	0.723%

†	Includes indirect dividend expense on short sales and borrowing costs for investments sold short.

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2020 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Benchmark-Free Allocation Series Fund	—	24,346,194	—	126,526,221
Climate Change Series Fund	—	1,279,807	—	388,509
Emerging Domestic Opportunities Series Fund	—	5,182,564	—	217,123
Emerging Markets Series Fund	—	8,561,427	—	1,937,621
Global Asset Allocation Series Fund	—	886,275	—	6,990,940
International Developed Equity Allocation Series Fund	—	312,603	—	443,909
International Equity Allocation Series Fund	—	1,546,370	—	1,156,042
Quality Series Fund	—	113,519,601	—	9,993,443
Resources Series Fund	—	52,489,958	—	3,393,187

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, if any, in accordance with U.S. GAAP for the period ended August 31, 2020. In-kind purchases and sales of securities, including short-term investments, if any, and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)	In-Kind Sales ($)	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Benchmark-Free Allocation Series Fund	—	43,313,508*	1,881,711

*	The redemption in-kinds were redeemed by affiliates.

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

8.	Principal shareholders and related parties as of August 31, 2020

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Series Trust officers
Benchmark-Free Allocation Series Fund	5	83.19%	0.63%
Climate Change Series Fund	1	86.88%	—
Emerging Domestic Opportunities Series Fund	1	100.00%	—
Emerging Markets Series Fund	2	93.53%	—
Global Asset Allocation Series Fund	2	96.02%	—
International Developed Equity Allocation Series Fund	1	100.00%	—
International Equity Allocation Series Fund	1	96.16%	—
Quality Series Fund	2	88.22%	—
Resources Series Fund	3	94.08%	—

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2020 (Unaudited)				Year Ended February 29, 2020

	Shares		Amount		Shares	Amount
Benchmark-Free Allocation Series Fund
Class PS:
Shares sold	4,646,262		$42,308,467		12,192,815	$125,160,429
Shares issued to shareholders in reinvestment of distributions	—		—		771,381	8,044,917
Shares repurchased	(6,707,999)		(61,967,520)		(15,675,580)	(159,755,549)

Net increase (decrease)	(2,061,737)		$(19,659,053)		(2,711,384)	$(26,550,203)

Class R6:
Shares sold	4,520,711		$42,099,732		6,899,428	$71,017,750
Shares issued to shareholders in reinvestment of distributions	—		—		1,119,630	11,687,890
Shares repurchased	(13,773,182	)(a)	(130,634,021	)(a)	(10,289,049)	(106,166,846)

Net increase (decrease)	(9,252,471)		$(88,534,289)		(2,269,991)	$(23,461,206)

Climate Change Series Fund
Class PS:
Shares sold	128,576		$1,271,624		598,141	$6,219,219
Shares issued to shareholders in reinvestment of distributions	15,247		163,140		25,468	286,304
Shares repurchased	(52,782)		(496,992)		(48,750)	(519,531)

Net increase (decrease)	91,041		$937,772		574,859	$5,985,992

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020

	Shares	Amount	Shares		Amount
Emerging Domestic Opportunities Series Fund
Class PS:
Shares sold	577,899	$5,267,450	168,124		$1,721,394
Shares issued to shareholders in reinvestment of distributions	1,089	11,290	22,203		233,391
Shares repurchased	(23,093)	(229,252)	(28,296)		(290,393)

Net increase (decrease)	555,895	$5,049,488	162,031		$1,664,392

Emerging Markets Series Fund
Class PS:
Shares sold	1,144,603	$9,475,428	1,091,524		$10,549,469
Shares issued to shareholders in reinvestment of distributions	10,520	100,363	47,604		485,610
Shares repurchased	(121,041)	(1,100,063)	(16,274)		(160,752)

Net increase (decrease)	1,034,082	$8,475,728	1,122,854		$10,874,327

Class R6:
Shares sold	122,802	$1,113,568	129,449		$1,264,477
Shares issued to shareholders in reinvestment of distributions	6,039	57,670	66,600		679,787
Shares repurchased	(365,905)	(3,133,414)	(192,702)		(1,902,081)

Net increase (decrease)	(237,064)	$(1,962,176)	3,347		$42,183

Global Asset Allocation Series Fund
Class PS
Shares sold	47,582	$420,668	127,233		$1,222,634
Shares issued to shareholders in reinvestment of distributions	9,465	87,743	75,390		737,345
Shares repurchased	(144,451)	(1,277,803)	(200,858	)(b)	(1,911,681	)(b)

Net increase (decrease)	(87,404)	$(769,392)	1,765		$48,298

Class R6:
Shares sold	427,743	$3,751,617	1,085,141		$10,338,644
Shares issued to shareholders in reinvestment of distributions	82,150	762,347	634,138		6,199,846
Shares repurchased	(1,228,262)	(10,807,368)	(4,467,466)		(42,916,679)

Net increase (decrease)	(718,369)	$(6,293,404)	(2,748,187)		$(26,378,189)

International Developed Equity Allocation Series Fund
Class R6:
Shares sold	84,480	$686,950	332,797		$3,154,688
Shares issued to shareholders in reinvestment of distributions	15,136	141,215	42,283		432,969
Shares repurchased	(104,769)	(895,960)	(559,853)		(5,661,011)

Net increase (decrease)	(5,153)	$(67,795)	(184,773)		$(2,073,354)

International Equity Allocation Series Fund
Class R6:
Shares sold	241,478	$2,065,886	355,861		$3,365,515
Shares issued to shareholders in reinvestment of distributions	4,477	40,691	138,118		1,314,804
Shares repurchased	(214,860)	(1,767,839)	(25,258,535	)(c)	(223,666,140	)(c)

Net increase (decrease)	31,095	$338,738	(24,764,556)		$(218,985,821)

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020

	Shares	Amount	Shares	Amount
Quality Series Fund
Class PS:
Shares sold	3,520,465	$35,180,271	2,010,624	$22,169,157
Shares issued to shareholders in reinvestment of distributions	152,787	1,698,991	246,032	2,676,709
Shares repurchased	(831,722)	(8,329,249)	(396,552)	(4,248,408)

Net increase (decrease)	2,841,530	$28,550,013	1,860,104	$20,597,458

Class R6:
Shares sold	8,120,008	$84,511,702	2,440,911	$26,615,932
Shares issued to shareholders in reinvestment of distributions	332,566	3,698,131	381,356	4,150,458
Shares repurchased	(1,420,956)	(14,552,930)	(628,005)	(6,857,286)

Net increase (decrease)	7,031,618	$73,656,903	2,194,262	$23,909,104

Resources Series Fund
Class PS
Shares sold	8,741,355	$65,336,624	6,779,784	$62,467,826
Shares issued to shareholders in reinvestment of distributions	10,289	86,117	125,367	1,217,667
Shares repurchased	(2,010,420)	(15,945,567)	(1,468,409)	(13,461,440)

Net increase (decrease)	6,741,224	$49,477,174	5,436,742	$50,224,053

Class R6:
Shares sold	46,036	$370,157	3,832	$35,784
Shares issued to shareholders in reinvestment of distributions	108	906	963	9,348
Shares repurchased	(514)	(4,107)	(599)	(5,447)

Net increase (decrease)	45,630	$366,956	4,196	$39,685

(a)	2,306,336 shares and $43,313,508 were redeemed in-kind.
(b)	2,010,906 shares and $19,494,870 were redeemed in-kind.
(c)	24,415,683 shares and $215,917,407 were redeemed in-kind.

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of the Institutional Funds during the period ended August 31, 2020 is set forth below:

Fund Affiliate	Value, beginning of period	Purchases	Sales Proceeds		Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Benchmark-Free Allocation Series Fund
GMO Benchmark-Free Allocation Fund, Class III	$603,597,701	$24,346,194	$126,526,221	**	$320,787	$3,477,675	$(7,731,583)	$(4,828,475)	$488,857,616

Climate Change Series Fund
GMO Climate Change Fund, Class III	$12,014,304	$1,279,807	$388,509		$16,996	$238,813	$603	$1,627,022	$14,533,227

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Fund Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Emerging Domestic Opportunities Series Fund
GMO Emerging Domestic Opportunities Fund, Class III	$5,021,072	$5,182,564	$217,123	$—	$—	$(10,078)	$1,747,515	$11,723,950

Emerging Markets Series Fund
GMO Emerging Markets Fund, Class III	$24,589,714	$8,561,427	$1,937,621	$167,990	$—	$(295,863)	$2,538,389	$33,456,046

Global Asset Allocation Series Fund
GMO Global Asset Allocation Fund, Class III	$163,019,214	$886,275	$6,990,940	$886,275	$—	$(1,358,121)	$6,116,411	$161,672,839

International Developed Equity Allocation Series Fund
GMO International Developed Equity Allocation Fund, Class III	$10,258,259	$312,603	$443,909	$15,947	$—	$(79,019)	$504,016	$10,551,950

International Equity Allocation Series Fund
GMO International Equity Allocation Fund, Class III	$10,409,210	$1,546,370	$1,156,042	$37,848	$—	$(427,761)	$820,254	$11,192,031

Quality Series Fund
GMO Quality Fund, Class III	$104,822,140	$113,519,601	$9,993,443	$559,120	$7,012,448	$(1,513,044)	$30,539,798	$237,375,052

Resources Series Fund
GMO Resources Fund, Class III	$146,258,044	$52,489,958	$3,393,187	$46,132	$—	$(334,814)	$25,836,089	$220,856,090

*

The table above includes estimated sources of all distributions paid by the Institutional Funds during the period March 1, 2020 through August 31, 2020. The actual tax characterization of distributions paid by the Institutional Funds will be determined at the end of the fiscal year ending February 28, 2021.

**	$43,313,508 was redeemed in-kind.

As of August 31, 2020, none of the Institutional Funds charged a premium on cash purchases or a fee on cash redemptions.

11.	Subsequent events

On September 14, 2020, the Funds’ Form N-14 filed with the SEC became effective. The combined proxy statement/prospectus outlines the proposal for a reorganization of the Series Trust Funds to be reorganized with and into the corresponding series of GMO Trust.

GMO Series Trust

Board Review of Investment Management Agreements

August 31, 2020 (Unaudited)

GMO Benchmark-Free Allocation Series Fund

Approval of renewal of management agreement for GMO Benchmark-Free Allocation Series Fund (the “Fund”). At a meeting on June 11, 2020, the Trustees of GMO Series Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year, the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on June 4, 2020, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 11, 2020. At the June 11, 2020 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO Benchmark-Free Allocation Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by GMO. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the Institutional Fund and other GMO funds whose investments were managed by the investment division of GMO that advises the Fund and a comparison of the performance of the Fund relative to the Consumer Price Index (CPI). In addition, the Trustees considered the Fund’s performance as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees considered the fact that the Fund does not pay a management fee to GMO and instead that the Fund’s share classes indirectly bear the management fees and shareholder service fees payable to GMO by the Institutional Fund.

The Trustees also considered the fact that each class of shares of the Fund other than Class PS shares pays GMO an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.05% after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement GMO had agreed to provide

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays GMO an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee in respect of the Fund’s Class R4, Class R5 and Class R6 shares shall be reduced to the annual rate of 0.05%, and provided further that if the Fund invests substantially all of its assets in a class of shares of its Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees considered that Class PS shares of the Fund pay GMO an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.10% after giving effect to applicable contractual expense reductions)2 for, in addition to the administrative support services provided to the other classes, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account. The Trustees recognized that GMO had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall, as well as from managing the Institutional Fund and GMO Trust. The Trustees reviewed GMO’s methodology in preparing that information and considered the effect of different approaches to calculating profitability. The Trustees also took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees considered possible economies of scale to GMO at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel, and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund and the Institutional Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of GMO’s services to the Fund supported their renewal of that agreement.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

[2]

GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

GMO Climate Change Series Fund

Approval of renewal of management agreement for GMO Climate Change Series Fund (the “Fund”). At a meeting on June 11, 2020, the Trustees of GMO Series Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year, the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on June 4, 2020, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 11, 2020. At the June 11, 2020 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO Climate Change Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by GMO. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the Institutional Fund and other GMO funds whose investments were managed by the investment division of GMO that advises the Fund and a comparison of the performance of the Fund relative to the performance of its benchmark. In addition, the Trustees considered the Fund’s performance as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees considered the fact that the Fund does not pay a management fee to GMO and instead that the Fund’s share classes indirectly bear the management fees and shareholder service fees payable to GMO by the Institutional Fund.

The Trustees also considered the fact that each class of shares of the Fund other than Class PS shares pays GMO an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.05% after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement GMO had agreed to provide

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays GMO an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee in respect of the Fund’s Class R4, Class R5 and Class R6 shares shall be reduced to the annual rate of 0.05%, and provided further that if the Fund invests substantially all of its assets in a class of shares of its Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees considered that Class PS shares of the Fund pay GMO an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.10% after giving effect to applicable contractual expense reductions)2 for, in addition to the administrative support services provided to the other classes, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account. The Trustees recognized that GMO had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall, as well as from managing the Institutional Fund and GMO Trust. The Trustees reviewed GMO’s methodology in preparing that information and considered the effect of different approaches to calculating profitability. The Trustees also took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees considered possible economies of scale to GMO at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel, and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund and the Institutional Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of GMO’s services to the Fund supported their renewal of that agreement.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

[2]

GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

GMO Emerging Domestic Opportunities Series Fund

Approval of renewal of management agreement for GMO Emerging Domestic Opportunities Series Fund (the “Fund”). At a meeting on June 11, 2020, the Trustees of GMO Series Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year, the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on June 4, 2020, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 11, 2020. At the June 11, 2020 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO Emerging Domestic Opportunities Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by GMO. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the Institutional Fund and other GMO funds whose investments were managed by the investment division of GMO that advises the Fund and a comparison of the performance of the Fund relative to the performance of its benchmark. In addition, the Trustees considered the Fund’s performance as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees considered the fact that the Fund does not pay a management fee to GMO and instead that the Fund’s share classes indirectly bear the management fees and shareholder service fees payable to GMO by the Institutional Fund.

The Trustees also considered the fact that each class of shares of the Fund other than Class PS shares pays GMO an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.05% after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement GMO had agreed to provide

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays GMO an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee in respect of the Fund’s Class R4, Class R5 and Class R6 shares shall be reduced to the annual rate of 0.05%, and provided further that if the Fund invests substantially all of its assets in a class of shares of its Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees considered that Class PS shares of the Fund pay GMO an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.10% after giving effect to applicable contractual expense reductions)2 for, in addition to the administrative support services provided to the other classes, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account. The Trustees recognized that GMO had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall, as well as from managing the Institutional Fund and GMO Trust. The Trustees reviewed GMO’s methodology in preparing that information and considered the effect of different approaches to calculating profitability. The Trustees also took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees considered possible economies of scale to GMO at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel, and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund and the Institutional Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of GMO’s services to the Fund supported their renewal of that agreement.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

[2]

GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

GMO Emerging Markets Series Fund

Approval of renewal of management agreement for GMO Emerging Markets Series Fund (the “Fund”). At a meeting on June 11, 2020, the Trustees of GMO Series Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year, the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on June 4, 2020, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 11, 2020. At the June 11, 2020 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO Emerging Markets Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by GMO. In addition, the Trustees noted that, prior to August 29, 2017, the Fund invested substantially all of its assets in GMO Emerging Countries Fund (the “Prior Institutional Fund”), another series of GMO Trust managed by GMO. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund and the Prior Institutional Fund as well.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the Institutional Fund, the Prior Institutional Fund (for periods prior to August 29, 2017), and other GMO funds whose investments were managed by the investment division of GMO that advises the Fund and a comparison of the performance of the Fund relative to the performance of its benchmark. In addition, the Trustees considered the Fund’s performance as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees considered the fact that the Fund does not pay a management fee to GMO and instead that the Fund’s share classes indirectly bear the management fees and shareholder service fees payable to GMO by the Institutional Fund. The Trustees noted that GMO had contractually agreed to reduce its management fee paid by the Institutional Fund from an annual rate of 0.75% to an annual rate of 0.65% of the Institutional Fund’s average daily net asset value, and that this reduction may not be terminated without the action or consent of the GMO Trust Board of Trustees.

The Trustees also considered the fact that each class of shares of the Fund other than Class PS shares pays GMO an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.05% after giving

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

effect to applicable contractual expense reductions)1 and that pursuant to this arrangement GMO had agreed to provide or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees considered that Class PS shares of the Fund pay GMO an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.10% after giving effect to applicable contractual expense reductions)2 for, in addition to the administrative support services provided to the other classes, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account. The Trustees recognized that GMO had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall, as well as from managing the Institutional Fund and GMO Trust. The Trustees reviewed GMO’s methodology in preparing that information and considered the effect of different approaches to calculating profitability. The Trustees also took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees considered possible economies of scale to GMO at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel, and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund and the Institutional Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of GMO’s services to the Fund supported their renewal of that agreement.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays GMO an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee in respect of the Fund’s Class R4, Class R5 and Class R6 shares shall be reduced to the annual rate of 0.05%, and provided further that if the Fund invests substantially all of its assets in a class of shares of its Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

[2]

GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

GMO Global Asset Allocation Series Fund

Approval of renewal of management agreement for GMO Global Asset Allocation Series Fund (the “Fund”). At a meeting on June 11, 2020, the Trustees of GMO Series Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year, the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on June 4, 2020, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 11, 2020. At the June 11, 2020 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO Global Asset Allocation Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by GMO. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the Institutional Fund and other GMO funds whose investments were managed by the investment division of GMO that advises the Fund and a comparison of the performance of the Fund relative to the performance of its benchmark. In addition, the Trustees considered the Fund’s performance as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees considered the fact that neither the Fund nor the Institutional Fund pays a management fee to GMO and instead that the Fund’s share classes indirectly bear the management fees and shareholder service fees payable to GMO by the underlying series of GMO Trust in which the Institutional Fund invests.

The Trustees also considered the fact that each class of shares of the Fund other than Class PS shares pays GMO an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.05% after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement GMO had agreed to provide

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays GMO an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee in respect of the Fund’s Class R4, Class R5 and Class R6 shares shall be reduced to the annual rate of 0.05%, and provided further that if the Fund invests substantially all of its assets in a class of shares of its Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees considered that Class PS shares of the Fund pay GMO an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.10% after giving effect to applicable contractual expense reductions)2 for, in addition to the administrative support services provided to the other classes, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account. The Trustees recognized that GMO had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall, as well as from managing the Institutional Fund and GMO Trust. The Trustees reviewed GMO’s methodology in preparing that information and considered the effect of different approaches to calculating profitability. The Trustees also took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees considered possible economies of scale to GMO at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel, and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund and the Institutional Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of GMO’s services to the Fund supported their renewal of that agreement.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

[2]

GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

GMO International Developed Equity Allocation Series Fund

Approval of renewal of management agreement for GMO International Developed Equity Allocation Series Fund (the “Fund”). At a meeting on June 11, 2020, the Trustees of GMO Series Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year, the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on June 4, 2020, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 11, 2020. At the June 11, 2020 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO International Developed Equity Allocation Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by GMO. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the Institutional Fund and other GMO funds whose investments were managed by the investment division of GMO that advises the Fund and a comparison of the performance of the Fund relative to the performance of its benchmark. In addition, the Trustees considered the Fund’s performance as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees considered the fact that neither the Fund nor the Institutional Fund pays a management fee to GMO and instead that the Fund’s share classes indirectly bear the management fees and shareholder service fees payable to GMO by the underlying series of GMO Trust in which the Institutional Fund invests.

The Trustees also considered the fact that each class of shares of the Fund other than Class PS shares pays GMO an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.05% after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement GMO had agreed to provide

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays GMO an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee in respect of the Fund’s Class R4, Class R5 and Class R6 shares shall be reduced to the annual rate of 0.05%, and provided further that if the Fund invests substantially all of its assets in a class of shares of its Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees considered that Class PS shares of the Fund pay GMO an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.10% after giving effect to applicable contractual expense reductions)2 for, in addition to the administrative support services provided to the other classes, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account. The Trustees recognized that GMO had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall, as well as from managing the Institutional Fund and GMO Trust. The Trustees reviewed GMO’s methodology in preparing that information and considered the effect of different approaches to calculating profitability. The Trustees also took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees considered possible economies of scale to GMO at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel, and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund and the Institutional Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of GMO’s services to the Fund supported their renewal of that agreement.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

[2]

GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

GMO International Equity Allocation Series Fund

Approval of renewal of management agreement for GMO International Equity Allocation Series Fund (the “Fund”). At a meeting on June 11, 2020, the Trustees of GMO Series Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year, the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on June 4, 2020, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 11, 2020. At the June 11, 2020 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO International Equity Allocation Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by GMO. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the Institutional Fund and other GMO funds whose investments were managed by the investment division of GMO that advises the Fund and a comparison of the performance of the Fund relative to the performance of its benchmark. In addition, the Trustees considered the Fund’s performance as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees considered the fact that neither the Fund nor the Institutional Fund pays a management fee to GMO and instead that the Fund’s share classes indirectly bear the management fees and shareholder service fees payable to GMO by the underlying series of GMO Trust in which the Institutional Fund invests.

The Trustees also considered the fact that each class of shares of the Fund other than Class PS shares pays GMO an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.05% after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement GMO had agreed to provide

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays GMO an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee in respect of the Fund’s Class R4, Class R5 and Class R6 shares shall be reduced to the annual rate of 0.05%, and provided further that if the Fund invests substantially all of its assets in a class of shares of its Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees considered that Class PS shares of the Fund pay GMO an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.10% after giving effect to applicable contractual expense reductions)2 for, in addition to the administrative support services provided to the other classes, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account. The Trustees recognized that GMO had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall, as well as from managing the Institutional Fund and GMO Trust. The Trustees reviewed GMO’s methodology in preparing that information and considered the effect of different approaches to calculating profitability. The Trustees also took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees considered possible economies of scale to GMO at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel, and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund and the Institutional Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of GMO’s services to the Fund supported their renewal of that agreement.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

[2]

GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

GMO Quality Series Fund

Approval of renewal of management agreement for GMO Quality Series Fund (the “Fund”). At a meeting on June 11, 2020, the Trustees of GMO Series Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year, the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on June 4, 2020, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 11, 2020. At the June 11, 2020 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO Quality Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by GMO. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the Institutional Fund and other GMO funds whose investments were managed by the investment division of GMO that advises the Fund and a comparison of the performance of the Fund relative to the performance of its benchmark. In addition, the Trustees considered the Fund’s performance as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees considered the fact that the Fund does not pay a management fee to GMO and instead that the Fund’s share classes indirectly bear the management fees and shareholder service fees payable to GMO by the Institutional Fund.

The Trustees also considered the fact that each class of shares of the Fund other than Class PS shares pays GMO an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.05% after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement GMO had agreed to provide

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays GMO an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee in respect of the Fund’s Class R4, Class R5 and Class R6 shares shall be reduced to the annual rate of 0.05%, and provided further that if the Fund invests substantially all of its assets in a class of shares of its Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees considered that Class PS shares of the Fund pay GMO an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.10% after giving effect to applicable contractual expense reductions)2 for, in addition to the administrative support services provided to the other classes, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account. The Trustees recognized that GMO had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall, as well as from managing the Institutional Fund and GMO Trust. The Trustees reviewed GMO’s methodology in preparing that information and considered the effect of different approaches to calculating profitability. The Trustees also took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees considered possible economies of scale to GMO at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel, and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund and the Institutional Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of GMO’s services to the Fund supported their renewal of that agreement.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

[2]

GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

GMO Resources Series Fund

Approval of renewal of management agreement for GMO Resources Series Fund (the “Fund”). At a meeting on June 11, 2020, the Trustees of GMO Series Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year, the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on June 4, 2020, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 11, 2020. At the June 11, 2020 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO Resources Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by GMO. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the Institutional Fund and other GMO funds whose investments were managed by the investment division of GMO that advises the Fund and a comparison of the performance of the Fund relative to the performance of its benchmark. In addition, the Trustees considered the Fund’s performance as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees considered the fact that the Fund does not pay a management fee to GMO and instead that the Fund’s share classes indirectly bear the management fees and shareholder service fees payable to GMO by the Institutional Fund.

The Trustees also considered the fact that each class of shares of the Fund other than Class PS shares pays GMO an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.05% after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement GMO had agreed to provide

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays GMO an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee in respect of the Fund’s Class R4, Class R5 and Class R6 shares shall be reduced to the annual rate of 0.05%, and provided further that if the Fund invests substantially all of its assets in a class of shares of its Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees considered that Class PS shares of the Fund pay GMO an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.10% after giving effect to applicable contractual expense reductions)2 for, in addition to the administrative support services provided to the other classes, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account. The Trustees recognized that GMO had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall, as well as from managing the Institutional Fund and GMO Trust. The Trustees reviewed GMO’s methodology in preparing that information and considered the effect of different approaches to calculating profitability. The Trustees also took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees considered possible economies of scale to GMO at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel, and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund and the Institutional Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of GMO’s services to the Fund supported their renewal of that agreement.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

[2]

GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Series Trust

Liquidity Risk Management Program

August 31, 2020 (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Each Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, defined as the risk that the Fund could not meet redemption requests without significant dilution of the remaining shareholders’ interests in the Fund. The Program includes the following elements, among others:

•	Monitoring of factors material to liquidity risk for each Fund;
•	Classification of each Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;
•	Oversight of third parties providing services in support of the Program;
•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;
•	A restriction on each Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments;
•	Periodic reporting to the Board of Trustees, including a written report at least annually that addresses the operation of the Program and assesses its adequacy and effectiveness.

The GMO Series Trust Board of Trustees reviewed a written report from GMO dated May 19, 2020 addressing the Program’s operation, adequacy and effectiveness.

GMO Series Trust

Fund Expenses

August 31, 2020 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2020.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including indirect management fees, indirect shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2020 through August 31, 2020.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio

Benchmark-Free Allocation Series Fund
Class PS	$1,000.00	$988.90	$4.96	$1,000.00	$1,020.22	$5.04	0.99%
Class R6	$1,000.00	$989.90	$4.71	$1,000.00	$1,020.47	$4.79	0.94%

Climate Change Series Fund
Class PS	$1,000.00	$1,146.40	$4.71	$1,000.00	$1,020.82	$4.43	0.87%

Emerging Domestic Opportunities Series Fund
Class PS	$1,000.00	$1,129.30	$5.74	$1,000.00	$1,019.81	$5.45	1.07%

Emerging Markets Series Fund
Class PS	$1,000.00	$1,049.50	$5.01	$1,000.00	$1,020.32	$4.94	0.97%
Class R6	$1,000.00	$1,050.70	$4.76	$1,000.00	$1,020.57	$4.69	0.92%

Global Asset Allocation Series Fund
Class PS	$1,000.00	$1,037.80	$3.60	$1,000.00	$1,021.68	$3.57	0.70%
Class R6	$1,000.00	$1,038.00	$3.34	$1,000.00	$1,021.93	$3.31	0.65%

International Developed Equity Allocation Series Fund
Class R6	$1,000.00	$1,040.80	$3.55	$1,000.00	$1,021.73	$3.52	0.69%

GMO Series Trust

Fund Expenses — (Continued)

August 31, 2020 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio

International Equity Allocation Series Fund
Class R6	$1,000.00	$1,045.40	$3.61	$1,000.00	$1,021.68	$3.57	0.70%

Quality Series Fund
Class PS	$1,000.00	$1,170.90	$3.17	$1,000.00	$1,022.28	$2.96	0.58%
Class R6	$1,000.00	$1,170.20	$2.90	$1,000.00	$1,022.53	$2.70	0.53%

Resources Series Fund
Class PS	$1,000.00	$1,091.10	$4.32	$1,000.00	$1,021.07	$4.18	0.82%
Class R6	$1,000.00	$1,091.20	$4.06	$1,000.00	$1,021.32	$3.92	0.77%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2020, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 13. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable to this registrant.

(b) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Series Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: October 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	GMO Series Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Executive Officer

Date: October 30, 2020

By (Signature and Title):	/s/ Betty Maganzini
Betty Maganzini, Principal Financial Officer

Date: October 30, 2020